CAPITAL RISK MANAGEMENT	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
CAPITAL RISK MANAGEMENT

26.	CAPITAL RISK MANAGEMENT

The Group manages its capital to ensure that the Group will be able to continue as a going concern while maximizing the return to the shareholders through the optimization of the debt and equity balance. The directors have agreed not to demand for repayment from the Group for the next coming twelve months from the date of reporting period and agreed to provide adequate funds to enable the Group to meet in full its financial obligations as they fall due for the foreseeable future. The Group’s overall strategy remains unchanged from prior year.

The directors of the Group review the capital structure on an on-going basis. As part of this review, the directors consider the cost of capital and the risks associated with the share capital. Based on recommendations of the directors, the Group will balance its overall capital structure through the payment of dividends, new share issues and share buy-backs as well as the issue of new debts or the redemption of existing debts.